Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2017 and September 30, 2017. The fair values of derivatives are presented on a gross basis and not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2017	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	961,518	—	8,506	—	8,473
Foreign exchange contracts	167,698	2	2,743	—	2,611
Equity-related contracts	4,177	—	134	5	224
Credit-related contracts	3,696	—	35	—	36
Other contracts	360	—	23	—	22

Total	1,137,449	2	11,441	5	11,366

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2017	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	956,180	—	7,662	—	7,658
Foreign exchange contracts	169,964	—	2,484	5	2,393
Equity-related contracts	5,396	—	151	14	258
Credit-related contracts	3,273	—	29	—	31
Other contracts	388	—	18	—	17

Total	1,135,201	—	10,344	19	10,357

Notes:

(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2017 and September 30, 2017:

	March 31, 2017		September 30, 2017
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,546	21	1,371	23
Non-investment grade	298	1	202	1

Total	1,844	22	1,573	24

Credit protection purchased	1,994	(23)	1,727	(26)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB-, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2017 and September 30, 2017:

	Maximum payout/Notional amount
	March 31, 2017	September 30, 2017
	(in billions of yen)
One year or less	507	406
After one year through five years	1,020	926
After five years	317	241

Total	1,844	1,573

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features

The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	698	755
Collateral provided to counterparties in the normal course of business	658	729
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	40	26

Designated as Hedging Instrument | Fair Value Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to fair value hedges for the six months ended September 30, 2016 and 2017:

	Gains (losses) recorded in income
Six months ended September 30, 2016	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	6,002	(7,807)	—	(1,805)

Total	6,002	(7,807)	—	(1,805)

	Gains (losses) recorded in income
Six months ended September 30, 2017	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	(22,493)	20,208	—	(2,285)

Total	(22,493)	20,208	—	(2,285)

Designated as Hedging Instrument | Net Investment Hedging
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2016 and 2017:

	Gains (losses) recorded in income and other comprehensive income (“OCI”) for six months ended September 30,
	2016		2017
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	107,528	890	3,487	196

Total	107,528	890	3,487	196

Note:	No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2016 and 2017, respectively.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2016 and 2017:

	Gains (losses) recorded in income for six months ended September 30,
	2016	2017
	(in millions of yen)
Interest rate contracts	80,040	26,648
Foreign exchange contracts	11,173	(4,511)
Equity-related contracts (1)	11,049	(41,869)
Credit-related contracts (2)	(4,827)	(3,371)
Other contracts	564	494

Total	97,999	(22,609)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net gain (loss) of ¥(5,698) million and ¥(273) million on the credit derivatives hedging the credit risk of loans during the six months ended September 30, 2016 and 2017, respectively.